Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Schedule of Total Consideration Paid by the Company to Acquire the Equity Interests

The following table presents total consideration paid by the Company to acquire the equity interests in CliniQ:

Issuance of 56,600,000 common shares	$4,512
Earn out liability - milestone of patent submission	1,426
Earn out liability - milestone of financing	563
$6,501

Schedule of Allocation of the Purchase Price to the Identifiable Assets Acquired and Liabilities

The following table summarizes allocation of the purchase price to the identifiable assets acquired and liabilities assumed as of the acquisition date.

Cash and cash equivalents	120
Other receivables	5
Technology	7,320
Trade payables	(25)
Related party payable	(79)
Net identifiable assets and liabilities acquired	$7,341
Non-controlling interest	(3,840)
Goodwill	3,000
Total consideration transferred	$6,501